ORDINARY SHARES	12 Months Ended
Dec. 31, 2014
ORDINARY SHARES [Abstract]
ORDINARY SHARES

(12) ORDINARY SHARES

Ordinary Shares

During the years ended December 31, 2012, 2013 and 2014, the Company issued 701,748, 1,514,356 and 1,846,500 ordinary shares to share option and performance unit holders for an aggregate exercise price of RMB14,181,963 (originally US$2,241,138), RMB23,612,292 (originally US$3,822,233) and RMB21,700,147 (originally US$3,526,934), respectively.

To facilitate the employee share option exercise and performance unit issuance process, the Company issues depositary shares to its brokers. These shares are not considered outstanding until issued to employees as a result of the exercise of share options or the vesting and settlement of performance units. As of December 31, 2013 and 2014, 3,730 and 1,577,926 depositary shares, respectively, were issued to brokers and not to the shareholders.

As of December 31, 2014, Expedia Asia Pacific holds 17,290,943 of the Company's ordinary shares and TCH Sapphire Limited holds 6,031,500 of the Company's ordinary shares.

High-Vote Ordinary Shares

In addition to holding 17,286,657 and 17,290,943 of the Company's ordinary shares, Expedia Asia Pacific also held 28,550,704 and 28,550,704 high-vote ordinary shares, which as of December 31, 2013 and 2014, constituted 85% of the Company's outstanding high-vote ordinary shares. This resulted in Expedia Asia Pacific controlling approximately 82% of the aggregate voting power of all shares of the Company's voting shares as of December 31, 2013 and 2014, respectively. Expedia Asia Pacific has the ability to control the composition of the Company's Board of Directors, including the ability to nominate and elect new or replacement directors, and to remove current members of the Board of Directors.

In addition to holding 6,031,500 of the Company's ordinary shares, TCH Sapphire Limited held 5,038,500 high-vote ordinary shares as of December 31, 2013 and 2014, constituting 15% of the Company's outstanding high-vote ordinary shares. This resulted in TCH Sapphire Limited controlling approximately 15% of the voting power of all shares of the Company's voting shares as of December 31, 2013 and 2014. TCH Sapphire Limited is the second largest shareholder of the Company. Under the Investor Rights Agreement among the Company, Expedia Asia Pacific and TCH Sapphire Limited, the high-vote ordinary shares held by TCH Sapphire Limited will be re-designated as ordinary shares prior to any transfer to a third party unaffiliated with Tencent.

Ordinary and high-vote ordinary shares vote together as a single class on all matters submitted to shareholder vote, and the rights of the ordinary shares and high-vote ordinary shares are the same, except that each high-vote ordinary share is entitled to 15 votes, whereas each ordinary share is entitled to one vote.

Treasury stock

During the years ended December 31, 2012, 2013 and 2014, the Company repurchased 158,233, nil and 53,252 ADSs, respectively.

 During the years ended December 31, 2012, 2013 and 2014, the Company issued 350,874, 757,178 and 563,811, respectively, of repurchased ADSs in connection with exercises of share options and performance units.